Schedule of Investments (unaudited)	iShares® BB Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	$375	$329,813
3.75%, 02/15/28 (Call 02/15/24)(a)	385	358,050
4.00%, 02/15/30 (Call 02/15/25)	363	332,181
4.88%, 01/15/29 (Call 01/15/25)(a)	195	188,706
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31 (Call 11/15/26)(b)	305	319,509
		1,528,259
Aerospace & Defense — 0.6%
Moog Inc., 4.25%, 12/15/27 (Call 12/15/24)(a)(b)	325	304,304
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(b)	655	631,302
5.75%, 10/15/27 (Call 07/15/27)(b)	540	540,293
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	185	175,042
9.38%, 11/30/29 (Call 11/30/25)(b)	580	628,416
		2,279,357
Agriculture — 0.4%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 04/15/24)(b)	247	242,705
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	640	636,052
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(b)	565	521,055
		1,399,812
Airlines — 2.5%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	770	732,331
Allegiant Travel Co., 7.25%, 08/15/27
(Call 08/15/24)(a)(b)	335	327,462
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)(b)	460	466,238
8.50%, 05/15/29 (Call 11/15/25)(b)	620	657,208
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	1,616	1,598,489
5.75%, 04/20/29(b)	1,855	1,821,666
Delta Air Lines Inc.
3.75%, 10/28/29 (Call 07/28/29)	258	237,089
4.38%, 04/19/28 (Call 01/19/28)(a)	310	298,573
7.38%, 01/15/26 (Call 12/15/25)	505	522,842
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(b)	1,280	1,234,740
4.63%, 04/15/29 (Call 10/15/25)(b)	1,225	1,133,165
		9,029,803
Alternate Investments — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 01/15/29 (Call 10/15/28)(b)	415	425,894

Apparel — 0.3%
Kontoor Brands Inc., 4.13%, 11/15/29
(Call 11/15/24)(a)(b)	260	236,005
Levi Strauss & Co., 3.50%, 03/01/31
(Call 03/01/26)(a)(b)	325	281,239
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	405	380,984
William Carter Co. (The), 5.63%, 03/15/27
(Call 03/15/24)(b)	335	328,783
		1,227,011
Auto Manufacturers — 0.7%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	595	520,392
4.75%, 10/01/27 (Call 10/01/24)(b)	285	274,115
Security	Par (000)	Value

Auto Manufacturers (continued)
5.88%, 06/01/29 (Call 06/01/24)(b)	$340	$337,900
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)	375	354,952
5.50%, 07/15/29 (Call 07/15/24)(b)	265	254,008
5.88%, 01/15/28 (Call 01/15/25)(b)	300	294,843
7.75%, 10/15/25 (Call 10/15/24)(b)	350	353,354
		2,389,564
Auto Parts & Equipment — 0.9%
Adient Global Holdings Ltd., 7.00%, 04/15/28
(Call 04/15/25)(b)	320	327,162
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	254	222,090
4.50%, 02/15/32 (Call 02/15/27)(a)	215	184,848
5.38%, 11/15/27 (Call 11/15/24)	227	221,529
5.63%, 06/15/28 (Call 06/15/24)(a)	255	246,800
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 09/15/24), (5.50% PIK)(b)(c)	300	293,286
6.00%, 05/15/27 (Call 05/15/24), (6.75% PIK)(b)(c)	285	282,179
6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(b)(c)	255	253,495
ZF North America Capital Inc.
4.75%, 04/29/25(b)	505	497,366
6.88%, 04/14/28 (Call 03/14/28)(b)	390	401,738
7.13%, 04/14/30 (Call 02/14/30)(a)(b)	400	421,990
		3,352,483
Banks — 1.7%
Banc of California, 3.25%, 05/01/31 (Call 05/01/26),
(3-mo. SOFR + 2.520%)(d)	185	166,038
Dresdner Funding Trust I, 8.15%, 06/30/31
(Call 06/30/29)(b)	665	737,381
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31),
(1-year CMT + 2.600%)(b)(d)	465	385,079
4.95%, 06/01/42 (Call 06/01/41),
(1-year CMT + 2.750%)(b)(d)	460	333,870
5.71%, 01/15/26(b)	940	936,819
Popular Inc., 7.25%, 03/13/28 (Call 02/13/28)	215	222,955
Standard Chartered PLC, 7.01%, (Call 07/30/37),
(3-mo. LIBOR US + 1.460%)(a)(b)(d)(e)	440	450,080
Texas Capital Bancshares Inc., 4.00%, 05/06/31
(Call 05/06/26), (5-year CMT + 3.150%)(d)	225	207,233
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30),
(5-year CMT + 4.750%)(b)(d)	960	900,306
5.86%, 06/19/32 (Call 06/19/27),
(5-year USD ICE Swap + 3.703%)(a)(b)(d)	650	636,974
7.30%, 04/02/34 (Call 04/02/29),
(5-year USD ICE Swap + 4.914%)(b)(d)	740	765,391
Valley National Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (3-mo. SOFR + 2.360%)(d)	190	162,452
Western Alliance Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (3-mo. SOFR + 2.250%)(d)	315	280,350
		6,184,928
Building Materials — 2.6%
Boise Cascade Co., 4.88%, 07/01/30
(Call 07/01/25)(b)	260	241,138
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	835	746,694
5.00%, 03/01/30 (Call 03/01/25)(b)	330	316,772
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	430	438,552

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30
(Call 06/15/26)(b)	$1,365	$1,378,746
James Hardie International Finance DAC, 5.00%,
01/15/28 (Call 01/15/25)(b)	260	251,875
Knife River Corp., 7.75%, 05/01/31
(Call 04/14/26)(a)(b)	280	294,112
Louisiana-Pacific Corp., 3.63%, 03/15/29
(Call 03/15/24)(b)	255	228,855
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)	240	206,469
5.38%, 02/01/28 (Call 01/29/24)(b)	325	316,898
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (Call 11/01/24)(b)	670	654,891
8.88%, 11/15/31 (Call 11/15/26)(b)	700	735,393
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	725	616,493
4.38%, 07/15/30 (Call 07/15/25)(b)	950	863,315
4.75%, 01/15/28 (Call 01/15/25)(b)	605	578,636
5.00%, 02/15/27 (Call 02/15/24)(b)	525	509,935
Summit Materials LLC/Summit Materials
Finance Corp.
5.25%, 01/15/29 (Call 07/15/24)(a)(b)	365	353,484
6.50%, 03/15/27 (Call 03/15/24)(b)	160	159,211
7.25%, 01/15/31 (Call 01/15/27)(b)	530	550,631
		9,442,100
Chemicals — 2.3%
Ashland Inc.
3.38%, 09/01/31 (Call 06/01/31)(a)(b)	285	240,510
6.88%, 05/15/43 (Call 02/15/43)	173	170,446
Avient Corp.
5.75%, 05/15/25 (Call 05/15/24)(b)	305	303,801
7.13%, 08/01/30 (Call 08/01/25)(b)	465	476,963
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(b)	425	369,151
5.38%, 05/15/27 (Call 02/15/27)	259	251,947
5.75%, 11/15/28 (Call 11/15/24)(b)	440	415,006
Element Solutions Inc., 3.88%, 09/01/28
(Call 09/01/24)(b)	530	484,182
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	225	215,102
4.25%, 10/15/28 (Call 10/15/24)(a)	150	139,295
INEOS Finance PLC, 6.75%, 05/15/28
(Call 02/15/25)(b)	285	278,709
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29
(Call 03/15/25)(b)	275	288,783
Ingevity Corp., 3.88%, 11/01/28 (Call 01/29/24)(a)(b)	370	325,987
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(a)	445	429,273
5.25%, 12/15/29 (Call 09/15/29)(a)	435	415,517
5.65%, 12/01/44 (Call 06/01/44)	180	151,334
Minerals Technologies Inc., 5.00%, 07/01/28
(Call 07/01/24)(b)	260	248,641
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	381	320,879
5.00%, 05/01/25 (Call 01/31/25)(b)	299	291,525
5.25%, 06/01/27 (Call 03/03/27)(b)	630	585,871
8.50%, 11/15/28 (Call 11/15/25)(b)	260	272,085
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%,
01/27/30 (Call 01/27/25)(a)(b)	195	178,437
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(a)	325	306,455
Security	Par (000)	Value

Chemicals (continued)
5.13%, 09/15/27 (Call 03/15/24)	$335	$324,950
5.63%, 08/01/29 (Call 08/01/24)(a)	415	406,592
SNF Group SACA
3.13%, 03/15/27 (Call 03/15/24)(b)	225	207,769
3.38%, 03/15/30 (Call 03/15/25)(b)	215	184,656
		8,283,866
Coal — 0.1%
SunCoke Energy Inc., 4.88%, 06/30/29
(Call 06/30/24)(b)	320	288,998

Commercial Services — 3.9%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	640	590,595
4.88%, 07/15/32(a)(b)	456	417,810
Adtalem Global Education Inc., 5.50%, 03/01/28
(Call 03/01/24)(b)	240	226,517
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/24)(b)	305	299,610
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	225	204,201
4.63%, 10/01/27 (Call 10/01/24)(b)	320	305,024
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/24)(b)	300	299,992
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)	630	589,682
3.50%, 06/01/31 (Call 03/01/31)(a)	610	525,499
Brink's Co. (The)
4.63%, 10/15/27 (Call 10/15/24)(b)	410	389,353
5.50%, 07/15/25 (Call 06/18/24)(b)	205	203,882
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)	92	86,480
8.25%, 04/15/26 (Call 04/15/24)	295	302,375
Graham Holdings Co., 5.75%, 06/01/26
(Call 06/01/24)(b)	265	261,687
Grand Canyon University, 5.13%, 10/01/28
(Call 08/01/28)	255	231,854
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31
(Call 01/15/27)(b)	1,385	1,438,766
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/24)(b)	295	282,114
Prime Security Services Borrower LLC/Prime
Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	560	515,845
5.75%, 04/15/26(b)	860	859,597
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	560	488,320
4.00%, 05/15/31 (Call 05/15/26)	530	471,758
4.63%, 12/15/27 (Call 12/15/24)	365	354,141
5.13%, 06/01/29 (Call 06/01/24)(a)	384	374,880
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/24)(b)	245	238,997
TriNet Group Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	365	322,131
7.13%, 08/15/31 (Call 08/15/26)(b)	220	224,647
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	500	439,105
3.88%, 11/15/27 (Call 01/09/24)	468	445,834
3.88%, 02/15/31 (Call 08/15/25)	650	586,284
4.00%, 07/15/30 (Call 07/15/25)(a)	495	452,636
4.88%, 01/15/28 (Call 01/15/25)	1,050	1,024,786
5.25%, 01/15/30 (Call 01/15/25)(a)	450	442,145
5.50%, 05/15/27 (Call 05/15/24)	230	229,410
		14,125,957

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers — 1.6%
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/24)(b)	$390	$368,850
Crane NXT Co., 4.20%, 03/15/48 (Call 09/15/47)(a)	200	149,478
Crowdstrike Holdings Inc., 3.00%, 02/15/29
(Call 02/15/24)	495	442,397
KBR Inc., 4.75%, 09/30/28 (Call 09/30/24)(b)	170	156,779
NCR Atleos Corp., 9.50%, 04/01/29 (Call 10/01/26)(b)	860	922,436
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	315	290,317
4.13%, 01/15/31 (Call 10/15/30)	165	145,670
4.88%, 06/01/27 (Call 03/01/27)	295	289,181
5.75%, 12/01/34 (Call 06/01/34)(a)	293	283,955
8.25%, 12/15/29 (Call 05/30/26)(b)	295	317,621
8.50%, 07/15/31 (Call 07/15/26)(a)(b)	320	347,637
9.63%, 12/01/32 (Call 12/01/27)	465	534,321
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/24)(b)	140	139,255
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/24)(b)	295	267,344
Western Digital Corp., 4.75%, 02/15/26
(Call 11/15/25)	1,405	1,366,693
		6,021,934
Cosmetics & Personal Care — 0.6%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/24)(b)	400	392,992
6.50%, 04/15/26 (Call 04/15/24)(b)	176	175,758
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC
4.75%, 01/15/29 (Call 01/15/25)(b)	300	285,960
6.63%, 07/15/30 (Call 07/16/26)(b)	500	509,285
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	355	319,965
5.50%, 06/01/28 (Call 06/01/24)(b)	470	460,046
		2,144,006
Distribution & Wholesale — 0.3%
American Builders & Contractors Supply Co. Inc.,
4.00%, 01/15/28 (Call 01/15/25)(b)	470	440,458
Resideo Funding Inc., 4.00%, 09/01/29
(Call 09/01/24)(a)(b)	195	168,971
Ritchie Bros Holdings Inc., 6.75%, 03/15/28
(Call 03/15/25)(b)	390	397,827
		1,007,256
Diversified Financial Services — 6.0%
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/20/25)	670	671,815
6.70%, 02/14/33 (Call 11/16/32)(a)	270	271,038
Bread Financial Holdings Inc.
7.00%, 01/15/26 (Call 09/15/24)(a)(b)	10	10,086
9.75%, 03/15/29 (Call 03/15/26)(b)	440	439,468
Brightsphere Investment Group Inc., 4.80%, 07/27/26	145	138,176
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(b)	210	202,691
6.88%, 04/15/30 (Call 04/15/25)(b)	230	222,838
9.25%, 07/01/31 (Call 07/01/26)(b)	400	417,000
Credit Acceptance Corp.
6.63%, 03/15/26 (Call 03/15/24)(a)	264	263,946
9.25%, 12/15/28 (Call 12/15/25)(a)(b)	395	414,753
GGAM Finance Ltd.
8.00%, 02/15/27 (Call 08/15/26)(b)	430	442,999
8.00%, 06/15/28 (Call 12/15/27)(a)(b)	393	408,995
7.75%, 05/15/26 (Call 11/15/25)(b)	260	264,511
Security	Par (000)	Value

Diversified Financial Services (continued)
goeasy Ltd.
4.38%, 05/01/26 (Call 04/27/24)(b)	$220	$209,801
9.25%, 12/01/28 (Call 12/01/25)(b)	320	339,911
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29
(Call 11/15/24)(a)(b)	370	338,252
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	610	550,710
Jefferson Capital Holdings LLC
6.00%, 08/15/26 (Call 08/15/24)(b)	220	211,665
9.50%, 02/15/29 (Call 02/15/26)(b)	250	251,794
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/29 (Call 09/30/25)(a)(b)	320	332,022
8.38%, 05/01/28 (Call 04/17/25)(b)	290	304,630
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(b)	240	204,600
6.50%, 05/01/28 (Call 05/01/24)(b)	640	584,506
Nationstar Mortgage Holdings Inc., 5.00%, 02/01/26
(Call 02/01/24)(b)	325	316,745
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	321	291,616
5.00%, 03/15/27 (Call 09/15/26)	395	376,771
5.50%, 03/15/29 (Call 06/15/28)	440	397,235
5.63%, 08/01/33(a)	350	277,949
6.75%, 06/25/25	295	296,740
6.75%, 06/15/26	320	321,430
9.38%, 07/25/30 (Call 10/25/29)(a)	320	333,636
11.50%, 03/15/31 (Call 03/15/27)	330	360,453
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/25)	490	448,315
3.88%, 09/15/28 (Call 09/15/24)	345	302,770
4.00%, 09/15/30 (Call 09/15/25)(a)	501	424,287
5.38%, 11/15/29 (Call 05/15/29)	435	402,487
6.63%, 01/15/28 (Call 07/15/27)	475	473,337
6.88%, 03/15/25	575	577,156
7.13%, 03/15/26(a)	993	1,006,538
7.88%, 03/15/30 (Call 12/15/26)	465	472,394
9.00%, 01/15/29 (Call 07/15/25)(a)	530	558,227
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	435	394,334
5.38%, 10/15/25 (Call 10/15/24)(b)	375	369,828
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	325	301,009
7.88%, 12/15/29 (Call 12/15/26)(b)	450	463,478
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	210	169,409
7.38%, 09/01/25 (Call 01/29/24)(b)	165	166,043
8.38%, 02/01/28 (Call 02/01/25)(b)	270	257,186
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/24)(b)	750	688,177
3.63%, 03/01/29 (Call 03/09/24)(b)	500	444,429
3.88%, 03/01/31 (Call 03/01/26)(b)	725	633,512
4.00%, 10/15/33 (Call 10/15/27)(b)	525	445,625
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	350	327,712
4.20%, 10/29/25 (Call 09/29/25)	315	306,188
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/24)(b)	175	176,841
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	480	479,724
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/24)(b)	470	464,187
5.50%, 04/15/29 (Call 03/30/24)(a)(b)	390	368,295
5.75%, 06/15/27 (Call 06/15/24)(b)	375	367,977
		21,958,247

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric — 5.5%
Algonquin Power & Utilities Corp., 4.75%, 01/18/82
(Call 01/18/27), (5-year CMT + 3.249%)(d)	$480	$415,288
Atlantica Sustainable Infrastructure PLC, 4.13%,
06/15/28 (Call 06/15/25)(b)	270	249,956
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	590	512,537
4.50%, 02/15/28 (Call 02/15/24)(b)	740	703,716
5.25%, 06/01/26 (Call 06/01/24)(b)	283	278,350
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	600	520,099
3.75%, 01/15/32 (Call 01/15/27)(a)(b)	199	169,020
4.75%, 03/15/28 (Call 03/15/24)(b)	520	495,093
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	290	282,416
4.35%, 04/15/29 (Call 01/15/29)	263	243,563
Drax Finco PLC, 6.63%, 11/01/25 (Call 01/09/24)(b)	320	317,728
Edison International
7.88%, 06/15/54 (Call 03/15/29),
(5-year CMT + 3.658%)	275	279,523
8.13%, 06/15/53 (Call 03/15/28),
(5-year CMT + 3.864%)(d)	315	323,545
Electricite de France SA, 9.13%, (Call 03/15/33),
(5-year CMT + 5.411%)(a)(b)(d)(e)	930	1,038,644
Emera Inc., Series 16-A, 6.75%, 06/15/76
(Call 06/15/26), (3-mo. LIBOR US + 5.440%)(d)	714	699,648
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	145	139,174
2.65%, 03/01/30 (Call 12/01/29)(a)	395	343,208
Series A, 1.60%, 01/15/26 (Call 12/15/25)	155	144,226
Series B, 2.25%, 09/01/30 (Call 06/01/30)	260	217,129
Series B, 4.15%, 07/15/27 (Call 04/15/27)	935	897,848
Series C, 3.40%, 03/01/50 (Call 09/01/49)	525	363,551
Series C, 5.10%, 07/15/47 (Call 01/15/47)	359	321,523
Series C, 7.38%, 11/15/31	288	340,099
Leeward Renewable Energy Operations LLC, 4.25%,
07/01/29 (Call 07/01/24)(b)	265	239,374
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	330	312,010
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	389	365,285
7.25%, 01/15/29 (Call 10/15/28)(a)(b)	435	448,052
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(b)	320	282,287
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	640	548,955
3.88%, 02/15/32 (Call 02/15/27)(b)	267	228,969
5.25%, 06/15/29 (Call 06/15/24)(b)	475	455,458
5.75%, 01/15/28 (Call 01/15/25)	515	509,512
6.63%, 01/15/27 (Call 07/15/24)	257	257,676
Pattern Energy Operations LP/Pattern Energy
Operations Inc., 4.50%, 08/15/28 (Call 08/15/24)(b)	420	391,426
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/24)(a)	650	628,104
5.25%, 07/01/30 (Call 06/15/25)(a)	620	592,031
Talen Energy Supply LLC, 8.63%, 06/01/30
(Call 06/01/26)(b)	779	826,768
Terraform Global Operating LP, 6.13%, 03/01/26
(Call 01/29/24)(b)	220	217,117
TransAlta Corp.
6.50%, 03/15/40	185	182,763
7.75%, 11/15/29 (Call 11/15/25)(a)	280	294,370
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(b)	805	739,158
Security	Par (000)	Value

Electric (continued)
5.00%, 07/31/27 (Call 07/31/24)(b)	$705	$682,999
5.50%, 09/01/26 (Call 01/09/24)(b)	585	579,646
5.63%, 02/15/27 (Call 02/15/24)(b)	835	822,524
7.75%, 10/15/31 (Call 10/15/26)(b)	920	955,691
		19,856,059
Electrical Components & Equipment — 0.6%
EnerSys
4.38%, 12/15/27 (Call 09/15/27)(b)	206	193,729
6.63%, 01/15/32 (Call 01/15/27)(b)	150	151,743
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/24)(b)	875	879,646
7.25%, 06/15/28 (Call 06/15/24)(b)	820	842,305
		2,067,423
Electronics — 1.0%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	265	233,632
Imola Merger Corp., 4.75%, 05/15/29
(Call 05/15/24)(a)(b)	1,230	1,145,313
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(b)	640	585,960
5.00%, 10/01/25(b)	345	343,439
5.88%, 09/01/30 (Call 09/01/25)(b)	340	336,013
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	490	425,358
4.38%, 02/15/30 (Call 11/15/29)(b)	279	257,083
TTM Technologies Inc., 4.00%, 03/01/29
(Call 03/01/24)(b)	290	261,403
		3,588,201
Energy - Alternate Sources — 0.3%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	425	392,407
5.00%, 01/31/28 (Call 07/31/27)(b)	485	467,453
Topaz Solar Farms LLC, 5.75%, 09/30/39(b)	342	340,238
		1,200,098
Engineering & Construction — 0.8%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	640	629,087
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	235	218,952
ATP Tower Holdings LLC/Andean Tower Partners
Colombia SAS/Andean Telecom Partners, 4.05%,
04/27/26 (Call 04/27/24)(b)	260	237,575
Cellnex Finance Co. SA, 3.88%, 07/07/41
(Call 04/07/41)(b)	350	272,791
Dycom Industries Inc., 4.50%, 04/15/29
(Call 04/15/24)(b)	315	293,760
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)	380	366,026
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(a)(b)	230	208,075
4.13%, 02/15/32 (Call 10/15/26)(a)(b)	330	288,357
Weekley Homes LLC/Weekley Finance Corp., 4.88%,
09/15/28 (Call 09/15/24)(b)	260	242,324
		2,756,947
Entertainment — 1.7%
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 5.50%,
05/01/25 (Call 05/01/24)(b)	475	474,072
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/24)(b)	500	484,255
5.25%, 01/15/29 (Call 01/15/25)(b)	500	487,954
6.25%, 01/15/27 (Call 07/15/26)(b)	500	502,955
6.50%, 02/15/25 (Call 08/15/24)(b)	242	242,354

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/29/24)(b)	$315	$290,981
6.50%, 05/15/27 (Call 05/15/24)(b)	775	782,958
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/01/26 (Call 11/01/24)(a)(b)	250	239,962
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(b)	595	528,657
4.63%, 04/06/31 (Call 01/06/31)(b)	230	194,925
8.45%, 07/27/30 (Call 05/27/30)(b)	200	208,244
Six Flags Theme Parks Inc., 7.00%, 07/01/25
(Call 07/01/24)(a)(b)	183	183,888
Vail Resorts Inc., 6.25%, 05/15/25 (Call 01/29/24)(b)	405	405,585
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	530	449,175
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	280	252,294
3.88%, 07/15/30 (Call 07/15/25)(b)	380	338,675
		6,066,934
Environmental Control — 0.9%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/24)(b)	310	299,968
5.13%, 07/15/29 (Call 07/15/24)(b)	210	200,877
6.38%, 02/01/31 (Call 02/01/26)(a)(b)	340	344,441
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	475	429,972
3.75%, 08/01/25 (Call 08/01/24)(b)	480	466,850
4.25%, 06/01/25 (Call 06/01/24)(b)	250	245,612
5.13%, 12/15/26 (Call 12/15/24)(b)	340	331,952
6.75%, 01/15/31 (Call 01/15/27)(b)	530	542,073
Stericycle Inc., 3.88%, 01/15/29 (Call 01/16/24)(b)	290	263,619
		3,125,364
Food — 2.0%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/24)(b)	450	427,450
3.50%, 03/15/29 (Call 09/15/24)(b)	875	790,566
4.63%, 01/15/27 (Call 01/15/25)(b)	870	843,954
4.88%, 02/15/30 (Call 02/15/25)(b)	605	578,221
5.88%, 02/15/28 (Call 08/15/24)(b)	450	449,449
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	475	480,156
7.50%, 03/15/26 (Call 03/15/24)(b)	285	290,395
Ingles Markets Inc., 4.00%, 06/15/31
(Call 06/15/26)(b)	190	167,924
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(b)	595	542,952
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	445	399,351
4.88%, 05/15/28 (Call 11/15/27)(b)	321	312,396
Pilgrim's Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	585	493,629
4.25%, 04/15/31 (Call 04/15/26)	580	522,301
6.25%, 07/01/33 (Call 04/01/33)	595	607,394
6.88%, 05/15/34 (Call 02/15/34)	325	346,380
Safeway Inc., 7.25%, 02/01/31(a)	175	183,343
		7,435,861
Forest Products & Paper — 0.1%
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	415	380,872

Health Care - Products — 0.8%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	544	493,785
4.63%, 07/15/28 (Call 07/15/24)(b)	965	918,720
Security	Par (000)	Value

Health Care - Products (continued)
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/24)(b)	$630	$566,488
4.63%, 02/01/28 (Call 02/01/24)(b)	260	250,898
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/24)(b)	355	336,778
4.63%, 11/15/27 (Call 11/15/24)(a)	250	242,532
		2,809,201
Health Care - Services — 3.0%
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	335	304,673
4.00%, 03/15/31 (Call 03/15/26)(b)	325	288,837
4.25%, 05/01/28 (Call 05/01/24)(b)	310	292,854
Fortrea Holdings Inc., 7.50%, 07/01/30
(Call 07/01/26)(a)(b)	365	370,957
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/24)(b)	510	498,782
5.00%, 05/15/27 (Call 05/15/24)(b)	720	703,681
6.50%, 05/15/30 (Call 05/15/26)(b)	350	357,025
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	408	357,625
3.88%, 05/15/32 (Call 02/15/32)(b)	480	410,857
4.38%, 06/15/28 (Call 01/29/24)(b)	450	421,820
Pediatrix Medical Group Inc., 5.38%, 02/15/30
(Call 02/15/25)(a)(b)	250	224,135
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	870	807,649
4.38%, 01/15/30 (Call 12/01/24)	900	832,787
4.63%, 06/15/28 (Call 06/15/24)	360	341,396
4.88%, 01/01/26 (Call 03/01/24)	1,300	1,288,439
5.13%, 11/01/27 (Call 11/01/24)	910	883,625
6.13%, 06/15/30 (Call 06/15/25)	1,216	1,215,547
6.75%, 05/15/31 (Call 05/16/26)(b)	830	848,955
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)	70	47,775
6.02%, 11/15/48	225	176,344
Series B, 5.33%, 11/15/28	225	208,688
		10,882,451
Holding Companies - Diversified — 0.9%
Benteler International AG, Class A, 10.50%, 05/15/28
(Call 05/15/25)(b)	335	357,509
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(a)	480	401,141
5.25%, 05/15/27 (Call 11/15/26)	925	832,037
6.25%, 05/15/26 (Call 05/15/24)	715	685,046
6.38%, 12/15/25 (Call 01/29/24)	440	432,889
Stena International SA
6.13%, 02/01/25 (Call 02/01/24)(b)	175	175,000
7.25%, 01/15/31 (Call 01/15/27)(b)	415	415,253
		3,298,875
Home Builders — 1.6%
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	305	274,424
6.75%, 06/01/27 (Call 06/01/24)	340	342,530
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/24)(a)(b)	300	284,961
5.00%, 03/01/28 (Call 03/01/24)(a)(b)	180	169,843
Installed Building Products Inc., 5.75%, 02/01/28
(Call 01/16/24)(a)(b)	200	196,000
KB Home
4.00%, 06/15/31 (Call 12/15/30)(a)	267	235,430

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
4.80%, 11/15/29 (Call 05/15/29)	$203	$192,103
6.88%, 06/15/27 (Call 12/15/26)(a)	195	201,072
7.25%, 07/15/30 (Call 07/15/25)(a)	214	219,932
LGI Homes Inc.
4.00%, 07/15/29 (Call 01/15/29)(b)	150	128,343
8.75%, 12/15/28 (Call 12/15/25)(b)	240	253,369
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	195	173,062
4.95%, 02/01/28 (Call 02/01/24)	280	269,170
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	365	332,770
5.25%, 12/15/27 (Call 12/15/24)(b)	345	332,881
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/24)	280	265,853
4.75%, 04/01/29 (Call 04/01/24)(a)	210	196,969
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	305	290,495
5.75%, 01/15/28 (Call 10/15/27)(b)	290	287,894
5.88%, 06/15/27 (Call 03/15/27)(b)	265	262,700
Thor Industries Inc., 4.00%, 10/15/29
(Call 10/15/24)(a)(b)	325	287,641
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	197	193,692
5.70%, 06/15/28 (Call 12/15/27)	212	208,506
Winnebago Industries Inc., 6.25%, 07/15/28
(Call 06/30/24)(b)	220	216,348
		5,815,988
Home Furnishings — 0.2%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	480	405,048
4.00%, 04/15/29 (Call 04/15/24)(b)	550	496,219
		901,267
Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29
(Call 03/15/24)(a)(b)	390	353,607
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	325	291,416
4.13%, 04/30/31 (Call 04/30/26)(b)	246	217,348
5.13%, 02/01/28 (Call 01/01/25)	189	182,930
		1,045,301
Housewares — 0.7%
Newell Brands Inc.
4.88%, 06/01/25 (Call 05/01/25)	280	274,687
5.20%, 04/01/26 (Call 01/01/26)(a)	1,235	1,202,233
6.38%, 09/15/27 (Call 06/15/27)(a)	345	338,862
6.38%, 04/01/36 (Call 10/01/35)	285	253,676
6.50%, 04/01/46 (Call 10/01/45)	400	322,658
6.63%, 09/15/29 (Call 06/15/29)(a)	295	286,012
		2,678,128
Insurance — 0.6%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28),
(3-mo. LIBOR US + 4.135%)(d)	225	229,200
Constellation Insurance Inc., 6.80%, 01/24/30
(Call 10/24/29)(b)	270	268,290
Genworth Holdings Inc., 6.50%, 06/15/34	140	128,317
Global Atlantic Fin Co., 4.70%, 10/15/51
(Call 07/15/26), (5-year CMT + 3.796%)(b)(d)	475	422,884
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 12/15/26),
(5-year CMT + 3.315%)(b)(d)	270	236,632
Security	Par (000)	Value

Insurance (continued)
4.30%, 02/01/61 (Call 02/03/26)(b)	$490	$318,662
7.80%, 03/07/87(a)(b)	265	268,834
MGIC Investment Corp., 5.25%, 08/15/28
(Call 08/15/24)	330	321,414
Ohio National Financial Services Inc., 6.63%,
05/01/31(a)(b)	155	149,678
		2,343,911
Internet — 1.1%
Cogent Communications Group Inc., 3.50%, 05/01/26
(Call 02/01/26)(b)	295	281,473
Gen Digital Inc.
5.00%, 04/15/25 (Call 01/09/24)(b)	495	492,342
6.75%, 09/30/27 (Call 09/30/24)(b)	615	624,332
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	375	389,021
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	530	479,862
5.25%, 12/01/27 (Call 06/01/24)(b)	300	294,540
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	355	303,525
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	321	288,823
4.63%, 06/01/28 (Call 06/01/24)(a)(b)	335	315,342
5.00%, 12/15/27 (Call 12/15/24)(a)(b)	220	212,847
5.63%, 02/15/29 (Call 02/15/24)(a)(b)	210	204,214
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)(b)	300	274,708
		4,161,029
Iron & Steel — 1.5%
Big River Steel LLC/BRS Finance Corp., 6.63%,
01/31/29 (Call 09/15/24)(b)	445	451,150
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/15/24)	237	236,718
7.63%, 03/15/30 (Call 03/15/25)	200	206,860
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	230	215,625
4.88%, 03/01/31 (Call 03/01/26)(b)	210	189,029
5.88%, 06/01/27 (Call 06/01/24)	310	307,618
6.75%, 03/15/26 (Call 03/15/24)(b)	425	426,175
6.75%, 04/15/30 (Call 04/15/26)(b)	495	499,338
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	200	176,385
4.13%, 01/15/30 (Call 01/15/25)	185	168,339
4.38%, 03/15/32 (Call 03/15/27)(a)	185	165,184
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	365	373,272
8.13%, 05/01/27 (Call 05/01/24)(b)	450	454,500
8.50%, 05/01/30 (Call 05/01/25)(a)(b)	380	390,948
9.25%, 10/01/28 (Call 10/01/25)(b)	630	665,437
U.S. Steel Corp.
6.65%, 06/01/37	147	153,686
6.88%, 03/01/29 (Call 03/01/24)	311	315,141
		5,395,405
Leisure Time — 1.2%
Acushnet Co., 7.38%, 10/15/28 (Call 10/15/25)(b)	245	254,817
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(a)(b)	1,500	1,387,518
7.00%, 08/15/29 (Call 08/15/26)(a)(b)	345	358,774
Life Time Inc., 5.75%, 01/15/26 (Call 01/15/25)(b)	590	583,288
Royal Caribbean Cruises Ltd.
7.25%, 01/15/30 (Call 12/15/25)(b)	430	448,150
8.25%, 01/15/29 (Call 04/01/25)(b)	585	620,593
9.25%, 01/15/29 (Call 04/01/25)(b)	575	617,621

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	$225	$219,375
		4,490,136
Lodging — 2.3%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/24)(a)	625	603,750
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	590	541,991
Genting New York LLC/GENNY Capital Inc., 3.30%,
02/15/26 (Call 01/15/26)(b)	370	343,121
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	960	824,141
3.75%, 05/01/29 (Call 05/01/24)(a)(b)	490	449,668
4.00%, 05/01/31 (Call 05/01/26)(b)	715	642,647
4.88%, 01/15/30 (Call 01/15/25)	580	559,015
5.38%, 05/01/25 (Call 05/01/24)(b)	235	234,116
5.75%, 05/01/28 (Call 05/01/24)(b)	315	315,384
Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Esc, 6.63%, 01/15/32
(Call 01/15/27)(b)	341	341,719
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 04/01/27 (Call 04/01/24)	355	348,377
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	315	304,161
3.50%, 08/18/26 (Call 06/18/26)	610	582,938
3.90%, 08/08/29 (Call 05/08/29)	465	429,200
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	410	374,082
4.63%, 03/01/30 (Call 12/01/29)(b)	244	219,683
6.00%, 04/01/27 (Call 01/01/27)	195	195,045
6.60%, 10/01/25 (Call 07/01/25)	210	212,662
6.63%, 07/31/26 (Call 04/30/26)(b)	410	414,075
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28
(Call 08/15/24)(b)	355	331,447
		8,267,222
Machinery — 0.5%
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/24)(b)	275	258,175
4.13%, 04/15/29 (Call 04/15/24)(b)	255	236,212
Mueller Water Products Inc., 4.00%, 06/15/29
(Call 06/15/24)(a)(b)	295	266,890
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)(b)	415	392,176
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)	550	510,369
		1,663,822
Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(b)	275	248,181
5.63%, 07/01/27 (Call 07/01/24)(b)	255	251,522
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	195	168,697
5.00%, 09/15/26 (Call 07/15/26)	241	235,577
5.75%, 06/15/25 (Call 06/15/24)	180	179,086
INEOS FINANCE PLC, 7.50%, 04/15/29
(Call 04/15/26)(b)	205	203,616
Trinity Industries Inc., 7.75%, 07/15/28
(Call 07/15/25)(b)	275	285,651
		1,572,330
Media — 7.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	920	777,903
4.25%, 01/15/34 (Call 01/15/28)(b)	575	457,184
4.50%, 08/15/30 (Call 02/15/25)(b)	770	669,638
Security	Par (000)	Value

Media (continued)
4.50%, 05/01/32 (Call 05/01/26)(a)	$860	$717,463
4.50%, 06/01/33 (Call 06/01/27)(b)	540	442,906
4.75%, 03/01/30 (Call 09/01/24)(b)	939	834,402
4.75%, 02/01/32 (Call 02/01/27)(b)	360	308,794
5.00%, 02/01/28 (Call 08/01/24)(b)	810	761,266
5.13%, 05/01/27 (Call 05/01/24)(b)	885	853,597
5.38%, 06/01/29 (Call 06/01/24)(b)	425	395,158
5.50%, 05/01/26 (Call 05/01/24)(b)	244	241,759
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	460	447,885
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	300	303,188
Directv Financing LLC, 8.88%, 02/01/30
(Call 02/01/26)(b)	375	382,521
Directv Financing LLC/Directv Financing
Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/24)(b)	2,295	2,181,835
Gannett Holdings LLC, 6.00%, 11/01/26
(Call 11/01/24)(a)(b)	205	185,013
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(b)	495	435,630
6.75%, 10/15/27 (Call 10/15/24)(b)	755	727,263
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(b)	635	583,724
5.13%, 02/15/32 (Call 02/15/27)(b)	335	314,804
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/24)(a)(b)	605	554,155
5.63%, 07/15/27 (Call 07/15/24)(b)	1,095	1,066,426
Paramount Global
6.25%, 02/28/57 (Call 02/28/27),
(3-mo. LIBOR US + 3.899%)(d)	410	355,019
6.38%, 03/30/62 (Call 03/30/27),
(5-year CMT + 3.999%)(a)(d)	615	549,235
Scripps Escrow II Inc., 3.88%, 01/15/29
(Call 01/15/25)(a)(b)	350	301,000
Sinclair Television Group Inc., 4.13%, 12/01/30
(Call 12/01/25)(b)	465	359,212
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/24)(b)	615	574,035
3.88%, 09/01/31 (Call 09/01/26)(b)	950	792,014
4.00%, 07/15/28 (Call 07/15/24)(b)	1,285	1,166,919
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	970	848,750
5.00%, 08/01/27 (Call 08/01/24)(b)	845	812,239
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	665	631,750
Sunrise FinCo I BV, 4.88%, 07/15/31
(Call 07/15/26)(b)	757	664,251
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/24)(a)	595	554,956
4.75%, 03/15/26 (Call 03/15/24)(b)	318	309,367
5.00%, 09/15/29 (Call 09/15/24)	709	654,818
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	390	355,855
5.13%, 04/15/27 (Call 04/15/24)(b)	305	300,425
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	565	504,827
5.50%, 05/15/29 (Call 05/15/24)(b)	800	769,446
VZ Secured Financing BV, 5.00%, 01/15/32
(Call 01/15/27)(b)	950	830,481
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	610	545,406
		25,522,519

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 09/30/24)(b)	$200	$192,608
6.38%, 06/15/30 (Call 07/15/25)(a)(b)	350	352,898
		545,506
Mining — 1.3%
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(Call 10/01/26)(a)(b)	470	490,241
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	955	859,493
4.50%, 09/15/27 (Call 06/15/27)(b)	360	346,105
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	395	390,098
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	515	509,456
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/24)(b)	465	435,391
3.88%, 08/15/31 (Call 08/15/26)(b)	460	398,975
4.75%, 01/30/30 (Call 01/30/25)(b)	980	908,946
Perenti Finance Pty. Ltd., 6.50%, 10/07/25
(Call 10/07/24)(b)	300	294,750
		4,633,455
Office & Business Equipment — 0.3%
Xerox Corp.
4.80%, 03/01/35	135	100,964
6.75%, 12/15/39	195	164,027
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	515	503,050
5.50%, 08/15/28 (Call 07/15/28)(b)	495	450,972
		1,219,013
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	320	306,570

Oil & Gas — 6.9%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)	385	367,120
7.63%, 02/01/29 (Call 02/01/24)(b)	279	287,273
Baytex Energy Corp.
8.50%, 04/30/30 (Call 04/30/26)(b)	505	524,338
8.75%, 04/01/27 (Call 04/01/24)(b)	275	286,172
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/24)(b)	255	253,662
5.88%, 02/01/29 (Call 02/05/24)(b)	335	332,706
6.75%, 04/15/29 (Call 04/15/24)(a)(b)	570	576,598
Chord Energy Corp., 6.38%, 06/01/26
(Call 06/01/24)(b)	290	289,982
Civitas Resources Inc.
5.00%, 10/15/26 (Call 10/15/24)(b)	260	253,226
8.38%, 07/01/28 (Call 07/01/25)(b)	745	783,525
8.63%, 11/01/30 (Call 11/01/26)(a)(b)	625	666,600
8.75%, 07/01/31 (Call 07/01/26)(b)	855	908,954
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/25)(b)	360	347,848
7.25%, 03/14/27 (Call 03/14/24)(a)(b)	158	158,461
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	300	304,667
Crescent Energy Finance LLC
7.25%, 05/01/26 (Call 05/01/24)(b)	475	473,219
9.25%, 02/15/28 (Call 02/15/25)(a)(b)	602	624,962
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(b)	210	207,390
5.63%, 10/15/25 (Call 01/29/24)(b)	525	522,422
Security	Par (000)	Value

Oil & Gas (continued)
Endeavor Energy Resources LP/EER Finance Inc.,
5.75%, 01/30/28 (Call 01/30/25)(b)	$520	$517,587
Energean PLC, 6.50%, 04/30/27 (Call 10/30/24)(b)	275	247,427
Harbour Energy PLC, 5.50%, 10/15/26
(Call 10/15/24)(b)	355	346,347
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	385	371,654
6.00%, 04/15/30 (Call 04/15/25)(b)	275	267,010
6.00%, 02/01/31 (Call 02/01/26)(a)(b)	305	292,813
6.25%, 11/01/28 (Call 11/01/24)(a)(b)	405	403,515
6.25%, 04/15/32 (Call 04/15/27)(b)	295	283,200
8.38%, 11/01/33 (Call 11/01/28)(b)	420	451,391
Matador Resources Co.
5.88%, 09/15/26 (Call 09/15/24)(a)	465	460,820
6.88%, 04/15/28 (Call 04/15/25)(a)(b)	320	327,686
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(b)	395	385,426
7.13%, 02/01/27 (Call 02/01/24)(a)(b)	125	126,539
Murphy Oil Corp.
5.88%, 12/01/27 (Call 12/01/24)	250	247,953
5.88%, 12/01/42 (Call 06/01/42)(a)	195	172,817
6.38%, 07/15/28 (Call 07/15/24)	260	260,385
Neptune Energy Bondco PLC, 6.63%, 05/15/25
(Call 01/29/24)(b)	535	531,025
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	525	482,794
4.63%, 05/01/30 (Call 05/01/25)(b)	435	400,774
5.88%, 07/15/27 (Call 07/15/24)(b)	315	312,531
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/24)(a)	510	498,458
7.88%, 09/15/30 (Call 09/15/26)(a)(b)	340	352,179
Permian Resources Operating LLC
5.38%, 01/15/26 (Call 01/29/24)(b)	175	172,712
5.88%, 07/01/29 (Call 07/01/24)(b)	475	464,588
6.88%, 04/01/27 (Call 04/01/24)(b)	250	248,492
7.00%, 01/15/32 (Call 01/15/27)(b)	645	665,900
7.75%, 02/15/26 (Call 02/15/24)(b)	150	152,400
8.00%, 04/15/27 (Call 04/15/24)(b)	300	310,508
9.88%, 07/15/31 (Call 07/15/26)(b)	300	332,313
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(b)	330	306,900
4.88%, 05/15/25 (Call 02/15/25)	320	316,000
8.25%, 01/15/29 (Call 01/15/25)	400	414,736
Seadrill Finance Ltd., 8.38%, 08/01/30
(Call 08/01/26)(b)	375	390,184
SM Energy Co.
5.63%, 06/01/25 (Call 01/29/24)	150	148,547
6.50%, 07/15/28 (Call 07/15/24)	255	255,000
6.63%, 01/15/27 (Call 01/15/25)	325	323,479
6.75%, 09/15/26 (Call 09/15/24)	260	259,649
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(a)	715	662,259
5.38%, 02/01/29 (Call 02/01/24)	435	424,734
5.38%, 03/15/30 (Call 03/15/25)	745	719,949
8.38%, 09/15/28 (Call 09/15/24)(a)	165	171,474
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	540	503,089
4.50%, 04/30/30 (Call 04/30/25)	403	372,505
5.88%, 03/15/28 (Call 03/15/24)	270	268,316
6.00%, 04/15/27 (Call 04/15/24)	360	360,067
7.00%, 09/15/28 (Call 09/15/25)(b)	315	321,972

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Viper Energy Inc.
5.38%, 11/01/27 (Call 11/01/24)(b)	$325	$319,803
7.38%, 11/01/31 (Call 11/01/26)(a)(b)	225	232,507
		25,027,539
Oil & Gas Services — 0.1%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29
(Call 03/01/26)(b)	200	209,851
Oceaneering International Inc., 6.00%, 02/01/28
(Call 11/01/27)	225	219,805
Weatherford International Ltd., 6.50%, 09/15/28
(Call 09/15/24)(a)(b)	117	119,449
		549,105
Packaging & Containers — 2.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(b)	411	359,200
6.00%, 06/15/27 (Call 06/15/24)(b)	330	326,264
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	815	694,614
3.13%, 09/15/31 (Call 06/15/31)(a)	520	440,300
4.88%, 03/15/26 (Call 12/15/25)	440	434,495
5.25%, 07/01/25	610	608,442
6.00%, 06/15/29 (Call 05/15/26)	620	625,433
6.88%, 03/15/28 (Call 11/15/24)	430	444,048
Berry Global Inc.
4.50%, 02/15/26 (Call 01/29/24)(b)	205	199,161
5.63%, 07/15/27 (Call 07/15/24)(b)	260	257,769
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28
(Call 01/15/25)(a)(b)	295	288,508
Clearwater Paper Corp., 4.75%, 08/15/28
(Call 08/15/24)(b)	205	191,691
Crown Americas LLC, 5.25%, 04/01/30
(Call 01/01/30)	290	280,212
Crown Americas LLC/Crown Americas Capital Corp.
V, 4.25%, 09/30/26 (Call 03/31/26)	266	256,376
Crown Americas LLC/Crown Americas Capital Corp.
VI, 4.75%, 02/01/26 (Call 02/01/24)	550	538,548
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	250	261,877
Graphic Packaging International LLC
3.50%, 03/15/28(b)	240	221,565
3.50%, 03/01/29 (Call 09/01/28)(b)	215	193,473
3.75%, 02/01/30 (Call 08/01/29)(b)	245	218,899
4.75%, 07/15/27 (Call 04/15/27)(b)	230	223,241
OI European Group BV, 4.75%, 02/15/30
(Call 11/15/24)(b)	265	245,258
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(b)	315	293,974
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	290	278,136
5.50%, 09/15/25 (Call 06/15/25)(b)	195	195,263
6.88%, 07/15/33(b)	285	297,373
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%,
02/15/31 (Call 11/15/26)(b)	245	256,133
Sealed Air Corp./Sealed Air Corp. US, 6.13%,
02/01/28 (Call 02/01/24)(b)	475	476,684
Silgan Holdings Inc., 4.13%, 02/01/28
(Call 10/01/24)(a)	405	379,250
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)(b)	260	231,483
		9,717,670
Pharmaceuticals — 1.1%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	285	254,745
Security	Par (000)	Value

Pharmaceuticals (continued)
Jazz Securities DAC, 4.38%, 01/15/29
(Call 07/15/24)(a)(b)	$915	$843,981
Organon & Co./Organon Foreign Debt Co.-Issuer BV,
4.13%, 04/30/28 (Call 04/30/24)(a)(b)	1,305	1,194,009
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	355	347,077
4.65%, 06/15/30 (Call 03/15/30)	505	462,577
4.90%, 12/15/44 (Call 06/15/44)	175	138,618
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(b)	385	333,863
5.13%, 01/15/28 (Call 01/15/25)(b)	285	278,964
		3,853,834
Pipelines — 8.4%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	490	470,445
5.75%, 03/01/27 (Call 03/01/24)(b)	460	456,581
5.75%, 01/15/28 (Call 01/15/25)(b)	435	427,011
6.63%, 02/01/32 (Call 02/01/27)(b)	300	298,164
7.88%, 05/15/26 (Call 05/15/24)(b)	265	271,152
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(a)	375	355,781
4.13%, 03/01/25 (Call 02/01/25)(b)	215	209,955
4.13%, 12/01/27 (Call 09/01/27)	281	264,924
4.50%, 03/01/28 (Call 12/01/27)(b)	340	319,269
5.60%, 10/15/44 (Call 04/15/44)	205	157,993
5.85%, 11/15/43 (Call 05/15/43)	230	187,811
CNX Midstream Partners LP, 4.75%, 04/15/30
(Call 04/15/25)(b)	255	222,208
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%,
06/15/31 (Call 06/15/26)(b)	856	798,604
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	685	629,342
4.38%, 06/15/31 (Call 06/15/26)(b)	655	586,730
Energy Transfer LP, 8.00%, 05/15/54 (Call 02/15/29),
(5-year CMT + 4.020%)	500	517,410
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	257	250,414
5.63%, 01/15/28 (Call 07/15/27)(b)	330	326,177
6.50%, 09/01/30 (Call 03/01/30)(b)	650	663,305
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(a)	291	284,915
4.85%, 07/15/26 (Call 04/15/26)	285	278,297
5.05%, 04/01/45 (Call 10/01/44)	295	239,762
5.45%, 06/01/47 (Call 12/01/46)	290	252,094
5.60%, 04/01/44 (Call 10/01/43)	230	204,137
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	280	269,625
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	530	498,618
4.75%, 01/15/31 (Call 07/15/30)(b)	705	657,212
5.50%, 07/15/28 (Call 04/15/28)(a)	485	480,584
6.00%, 07/01/25 (Call 04/01/25)(b)	255	254,452
6.50%, 07/01/27 (Call 01/01/27)(b)	565	571,894
6.50%, 07/15/48 (Call 01/15/48)(a)	320	330,232
7.50%, 06/01/27 (Call 06/01/24)(b)	265	272,657
7.50%, 06/01/30 (Call 12/01/29)(b)	340	364,660
Harvest Midstream I LP, 7.50%, 09/01/28
(Call 09/01/24)(b)	515	520,204
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	470	432,330
5.13%, 06/15/28 (Call 06/15/24)(b)	359	348,257

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.50%, 10/15/30 (Call 10/15/25)(b)	$280	$273,700
5.63%, 02/15/26 (Call 02/15/24)(b)	353	350,776
Kinetik Holdings LP
5.88%, 06/15/30 (Call 06/15/25)(a)(b)	615	604,087
6.63%, 12/15/28 (Call 12/15/25)(b)	525	532,190
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/24)(b)	865	838,036
6.75%, 09/15/25 (Call 09/15/24)(b)	785	775,620
Northriver Midstream Finance LP, 5.63%, 02/15/26
(Call 10/15/24)(b)	345	336,240
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	390	386,732
5.75%, 10/01/25 (Call 07/01/25)	352	351,120
6.00%, 06/01/26 (Call 03/01/26)	340	339,218
6.38%, 10/01/30 (Call 04/01/30)	350	351,750
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(b)	270	262,007
4.80%, 05/15/30 (Call 02/15/30)(b)	220	205,423
4.95%, 07/15/29 (Call 04/15/29)(b)	365	348,954
6.88%, 04/15/40(b)	300	297,287
7.50%, 07/15/38(b)	150	150,750
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
5.50%, 01/15/28 (Call 01/15/25)(b)	479	461,119
6.00%, 03/01/27 (Call 03/01/24)(b)	290	285,288
6.00%, 12/31/30 (Call 12/31/25)(b)	473	439,658
6.00%, 09/01/31 (Call 09/01/26)(b)	285	262,511
7.38%, 02/15/29 (Call 02/16/26)(b)	385	384,043
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(b)	745	630,956
6.25%, 01/15/30 (Call 10/15/29)(b)	660	660,524
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	760	679,260
4.13%, 08/15/31 (Call 02/15/31)(b)	775	685,349
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(b)	1,390	1,404,857
8.38%, 06/01/31 (Call 06/01/26)(a)(b)	1,395	1,408,722
9.50%, 02/01/29 (Call 11/01/28)(b)	1,865	1,980,703
9.88%, 02/01/32 (Call 02/01/27)(b)	1,235	1,298,759
		30,658,845
Real Estate — 0.8%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (Call 05/18/24)(a)(b)	440	433,981
8.88%, 09/01/31 (Call 09/01/26)(a)(b)	215	224,421
Greystar Real Estate Partners LLC, 7.75%, 09/01/30
(Call 09/01/26)(a)(b)	275	289,044
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%,
06/15/27 (Call 03/15/27)(a)(b)	495	512,629
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	350	315,647
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	365	315,945
5.38%, 08/01/28 (Call 08/01/24)(b)	510	488,586
Newmark Group Inc., 7.50%, 01/12/29
(Call 12/12/28)(b)	241	246,059
		2,826,312
Real Estate Investment Trusts — 4.3%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27
(Call 10/15/26)(a)(b)	245	216,005
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	293	264,937
4.55%, 10/01/29 (Call 07/01/29)(a)	225	195,543
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
7.80%, 03/15/28 (Call 02/15/28)(a)	$220	$224,511
CTR Partnership LP/CareTrust Capital Corp., 3.88%,
06/30/28 (Call 03/30/28)(b)	265	241,497
Global Net Lease Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	315	267,221
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	640	594,758
3.75%, 09/15/30(a)(b)	240	198,295
6.00%, 04/15/25 (Call 04/15/24)(a)(b)	180	178,449
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	115	91,847
3.95%, 11/01/27 (Call 08/01/27)	200	180,002
4.65%, 04/01/29 (Call 01/01/29)	225	198,843
5.95%, 02/15/28 (Call 01/15/28)	55	52,090
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	705	632,133
4.88%, 09/15/27 (Call 09/15/24)(b)	565	545,965
4.88%, 09/15/29 (Call 09/15/24)(b)	581	542,919
5.00%, 07/15/28 (Call 07/15/24)(b)	340	325,273
5.25%, 03/15/28 (Call 12/27/24)(b)	550	533,393
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	802	756,451
5.63%, 07/15/32 (Call 07/15/26)(b)	340	319,299
7.00%, 02/15/29 (Call 08/15/25)(a)(b)	615	630,646
Iron Mountain Information Management Services Inc.,
5.00%, 07/15/32 (Call 07/15/27)(b)	495	446,422
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp.
4.25%, 02/01/27 (Call 02/01/24)(b)	420	388,742
4.75%, 06/15/29 (Call 06/15/24)(b)	340	304,340
5.25%, 10/01/25 (Call 01/16/24)(b)	235	230,964
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(a)	775	475,105
4.63%, 08/01/29 (Call 08/01/24)	565	382,032
5.00%, 10/15/27 (Call 09/07/24)(a)	825	624,433
5.25%, 08/01/26 (Call 08/01/24)(a)	367	310,472
Necessity Retail REIT Inc./American Finance
Operating Partner LP (The), 4.50%, 09/30/28
(Call 06/30/28)(b)	300	253,855
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/24)(b)	320	302,400
4.00%, 09/15/29 (Call 09/15/24)(b)	310	274,360
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(a)	945	842,215
3.88%, 02/15/27 (Call 02/15/24)(a)	935	892,290
Service Properties Trust
5.50%, 12/15/27 (Call 09/15/27)	320	300,999
7.50%, 09/15/25 (Call 06/15/25)	430	436,483
8.63%, 11/15/31 (Call 11/15/26)(b)	635	673,288
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	240	221,869
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	315	291,618
4.75%, 03/15/25 (Call 09/15/24)	240	235,200
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)(a)	275	249,210
3.40%, 06/01/31 (Call 03/01/31)	225	177,386
		15,503,760
Retail — 5.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	460	420,912
3.88%, 01/15/28 (Call 09/15/24)(b)	965	908,148
5.75%, 04/15/25 (Call 04/15/24)(b)	240	239,513

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/24)(a)(b)	$280	$276,637
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/24)	270	253,841
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	435	400,760
4.75%, 03/01/30 (Call 03/01/25)	310	286,848
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	385	347,964
Bath & Body Works Inc.
5.25%, 02/01/28	260	254,480
6.63%, 10/01/30 (Call 10/01/25)(b)	600	607,890
6.69%, 01/15/27	212	214,851
6.75%, 07/01/36(a)	345	339,917
6.88%, 11/01/35	510	508,548
7.50%, 06/15/29 (Call 06/15/24)(a)	235	242,931
9.38%, 07/01/25(b)	225	234,297
Beacon Roofing Supply Inc.
4.50%, 11/15/26 (Call 11/15/24)(b)	202	195,378
6.50%, 08/01/30 (Call 08/01/26)(b)	395	400,786
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/24)(b)	340	317,816
5.63%, 01/01/30 (Call 01/01/25)(b)	345	328,823
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)(b)	255	215,404
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	475	406,816
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	470	387,701
Group 1 Automotive Inc., 4.00%, 08/15/28
(Call 08/15/24)(b)	490	451,735
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 4.75%, 06/01/27 (Call 06/01/24)(b)	430	420,759
Kohl's Corp.
4.25%, 07/17/25 (Call 04/17/25)(a)	225	218,531
4.63%, 05/01/31 (Call 02/01/31)	335	268,000
5.55%, 07/17/45 (Call 01/17/45)	255	171,704
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	505	453,238
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	345	309,346
4.63%, 12/15/27 (Call 12/15/24)(b)	260	249,087
Macy's Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	160	119,868
4.50%, 12/15/34 (Call 06/15/34)	230	192,895
5.13%, 01/15/42 (Call 07/15/41)	150	118,866
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	270	261,900
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	230	218,098
6.13%, 03/15/32 (Call 03/15/27)(b)	310	292,516
Marks & Spencer PLC, 7.13%, 12/01/37(b)	180	181,373
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	340	293,270
4.75%, 09/15/29 (Call 09/15/24)	319	302,157
5.63%, 05/01/27 (Call 05/01/24)	148	147,825
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(a)	165	154,542
4.25%, 08/01/31 (Call 05/01/31)(a)	291	241,645
4.38%, 04/01/30 (Call 01/01/30)	300	260,304
5.00%, 01/15/44 (Call 07/15/43)	605	437,856
6.95%, 03/15/28	170	172,125
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/24)	260	252,972
3.75%, 06/15/29 (Call 06/15/24)	340	303,017
PetSmart Inc./PetSmart Finance Corp., 4.75%,
02/15/28 (Call 02/15/24)(a)(b)	765	714,635
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25
(Call 12/01/24)	450	446,154
Security	Par (000)	Value

Retail (continued)
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	$387	$350,549
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	336	291,621
Superior Plus LP/Superior General Partner Inc.,
4.50%, 03/15/29 (Call 03/15/24)(a)(b)	405	367,056
Walgreen Co., 4.40%, 09/15/42	150	123,438
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(a)	228	200,952
3.45%, 06/01/26 (Call 03/01/26)	900	860,806
4.10%, 04/15/50 (Call 10/15/49)(a)	322	234,762
4.50%, 11/18/34 (Call 05/18/34)(a)	200	182,044
4.80%, 11/18/44 (Call 05/18/44)(a)	500	421,847
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(a)	675	595,711
4.63%, 01/31/32 (Call 10/01/26)	715	663,242
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	535	513,691
5.35%, 11/01/43 (Call 05/01/43)(a)	120	115,050
5.38%, 04/01/32 (Call 04/01/27)	640	622,428
6.88%, 11/15/37	195	211,837
		21,199,713
Semiconductors — 0.8%
Amkor Technology Inc., 6.63%, 09/15/27
(Call 03/15/24)(b)	250	251,897
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	195	175,892
4.38%, 04/15/28 (Call 04/15/24)(b)	270	254,632
4.75%, 04/15/29 (Call 01/15/29)(b)	1,035	989,371
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	475	469,194
ON Semiconductor Corp., 3.88%, 09/01/28
(Call 09/01/24)(b)	480	438,629
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	275	243,853
		2,823,468
Software — 1.6%
Camelot Finance SA, 4.50%, 11/01/26
(Call 11/01/24)(b)	500	482,087
Clarivate Science Holdings Corp., 3.88%, 07/01/28
(Call 06/30/24)(a)(b)	545	502,223
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/24)(a)(b)	600	558,753
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	255	251,812
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/24)(b)	567	526,658
3.88%, 12/01/29 (Call 12/01/24)(b)	525	473,486
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	532	481,514
4.13%, 12/01/31 (Call 12/01/26)(b)	443	393,416
PTC Inc.
3.63%, 02/15/25 (Call 02/15/24)(b)	235	230,687
4.00%, 02/15/28 (Call 02/15/24)(b)	385	363,344
RingCentral Inc., 8.50%, 08/15/30 (Call 08/15/26)(a)(b)	253	260,906
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	645	566,639
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	330	298,156
3.88%, 03/15/31 (Call 03/15/26)(a)	325	286,497
		5,676,178
Telecommunications — 2.9%
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26),
(5-year CMT + 2.985%)(b)(d)	315	294,348

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.88%, 11/23/81 (Call 08/23/31),
(5-year CMT + 3.493%)(b)(d)	$300	$263,881
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)(b)	230	211,904
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/24)(b)	1,325	1,294,966
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(Call 03/15/25)(a)(b)	1,850	1,747,502
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(b)	470	395,975
5.13%, 01/15/28 (Call 09/15/24)(b)	253	236,886
6.25%, 03/25/29 (Call 04/25/24)(b)	436	416,611
Rogers Communications Inc., 5.25%, 03/15/82
(Call 03/15/27), (5-year CMT + 3.590%)(a)(b)(d)	495	471,399
Sable International Finance Ltd., 5.75%, 09/07/27
(Call 09/07/24)(b)	319	308,632
U.S. Cellular Corp., 6.70%, 12/15/33	320	329,600
ViaSat Inc., 5.63%, 04/15/27 (Call 04/15/24)(b)	375	352,057
Viavi Solutions Inc., 3.75%, 10/01/29
(Call 10/01/24)(a)(b)	270	235,254
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	845	739,076
4.75%, 07/15/31 (Call 07/15/26)(b)	880	788,665
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26),
(5-year CMT + 2.447%)(d)	310	288,533
4.13%, 06/04/81 (Call 04/04/31),
(5-year CMT + 2.767%)(d)	655	568,179
5.13%, 06/04/81 (Call 12/04/50),
(5-year CMT + 3.073%)(a)(d)	595	449,109
7.00%, 04/04/79 (Call 01/04/29),
(5-year USD Swap + 4.873%)(d)	1,200	1,240,096
		10,632,673
Transportation — 0.8%
Cargo Aircraft Management Inc., 4.75%, 02/01/28
(Call 02/01/24)(a)(b)	390	355,875
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(b)	195	198,923
First Student Bidco Inc./First Transit Parent Inc.,
4.00%, 07/31/29 (Call 07/31/24)(b)	395	347,695
GN Bondco LLC, 9.50%, 10/15/31 (Call 10/15/26)(b)	435	429,019
Rand Parent LLC, 8.50%, 02/15/30
(Call 02/15/26)(a)(b)	545	539,586
RXO Inc., 7.50%, 11/15/27 (Call 11/15/24)(b)	260	267,801
XPO Inc.
7.13%, 06/01/31 (Call 06/01/26)(a)(b)	420	430,114
7.13%, 02/01/32 (Call 02/01/27)(b)	390	397,559
		2,966,572
Security	Par (000)	Value

Trucking & Leasing — 0.5%
AerCap Global Aviation Trust, 6.50%, 06/15/45
(Call 06/15/25), (3-mo. SOFR + 4.562%)(b)(d)	$315	$313,029
Fortress Transportation & Infrastructure
Investors LLC, 7.88%, 12/01/30
(Call 12/01/26)(a)(b)	295	311,162
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(b)	645	624,993
6.50%, 10/01/25 (Call 01/29/24)(b)	460	459,387
9.75%, 08/01/27 (Call 08/01/24)(b)	215	223,005
		1,931,576
Total Long-Term Investments — 98.5%
(Cost: $356,910,434)		358,486,608

	Shares

Short-Term Securities

Money Market Funds — 15.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(f)(g)(h)	55,696,536	55,729,954
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(f)(g)	1,810,000	1,810,000

Total Short-Term Securities — 15.8%
(Cost: $57,511,796)		57,539,954

Total Investments — 114.3%
(Cost: $414,422,230)		416,026,562

Liabilities in Excess of Other Assets — (14.3)%		(51,982,234)
Net Assets — 100.0%		$364,044,328

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$43,738,963	$11,982,202	(a)	$—	$511	$8,278	$55,729,954	55,696,536	$42,390	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,370,000	440,000	(a)	—	—	—	1,810,000	1,810,000	15,288		—
					$511	$8,278	$57,539,954		$57,678		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$358,486,608	$—	$358,486,608
Short-Term Securities
Money Market Funds	57,539,954	—	—	57,539,954
	$57,539,954	$358,486,608	$—	$416,026,562

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate